Schedule of Investments (unaudited) September 30, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.(a)	101,761	$9,800,602

Auto Components — 1.1%
Aptiv PLC(b)	103,770	8,115,852

Automobiles — 1.6%
General Motors Co.(a)	375,971	12,064,909

Banks — 3.2%
First Citizens BancShares, Inc., Class A	16,120	12,854,572
JPMorgan Chase & Co.(a)	111,091	11,609,009

		24,463,581

Beverages — 1.5%
Monster Beverage Corp.(b)	135,460	11,779,602

Capital Markets — 2.8%
Intercontinental Exchange, Inc.(a)	128,297	11,591,634
Morgan Stanley	124,431	9,831,293

		21,422,927

Chemicals — 4.1%
Axalta Coating Systems Ltd.(b)	365,575	7,699,009
Corteva, Inc.(a)	411,838	23,536,542

		31,235,551

Communications Equipment — 1.7%
Ciena Corp.(b)	312,682	12,641,733

Consumer Finance — 1.1%
Capital One Financial Corp.(a)	89,930	8,288,848

Containers & Packaging — 1.1%
Sealed Air Corp.(a)	192,720	8,577,967

Diversified Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(a)(b)	75,768	20,231,571
Voya Financial, Inc.	45,640	2,761,220

		22,992,791

Entertainment — 0.8%
World Wrestling Entertainment, Inc., Class A(a)	88,544	6,213,132

Food Products — 1.6%
Mondelez International, Inc., Class A(a)	221,850	12,164,035

Health Care Providers & Services — 8.5%
Elevance Health, Inc.	24,555	11,153,863
Humana, Inc.(a)	32,558	15,796,816
Laboratory Corp. of America Holdings(a)	70,445	14,427,841
UnitedHealth Group, Inc.(a)	47,073	23,773,748

		65,152,268

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(a)(b)	28,136	4,639,064

Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.(a)(b)	170,038	6,379,826

Insurance — 3.7%
Progressive Corp.	124,320	14,447,227
Reinsurance Group of America, Inc.(a)	111,170	13,986,298

		28,433,525

Interactive Media & Services(a)(b) — 6.2%
Alphabet, Inc., Class A	373,760	35,750,144
Meta Platforms, Inc., Class A	84,339	11,443,115

		47,193,259

Security	Shares	Value

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.(a)(b)	336,910	$38,070,830

IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A	33,290	1,912,178
Fidelity National Information Services, Inc.(a)	127,381	9,626,182
FleetCor Technologies, Inc.(a)(b)	64,452	11,354,509
Visa, Inc., Class A(a)	110,000	19,541,500

		42,434,369

Life Sciences Tools & Services — 1.1%
Avantor, Inc.(a)(b)	432,530	8,477,588

Machinery(a) — 5.2%
Caterpillar, Inc.	80,640	13,231,411
Fortive Corp.	259,063	15,103,373
Otis Worldwide Corp.	174,347	11,123,339

		39,458,123

Media(a) — 3.4%
Comcast Corp., Class A	663,432	19,458,461
Fox Corp., Class A	217,668	6,678,054

		26,136,515

Multiline Retail(a) — 3.6%
Dollar General Corp.	63,188	15,156,274
Dollar Tree, Inc.(b)	89,752	12,215,247

		27,371,521

Oil, Gas & Consumable Fuels — 4.8%
BP PLC, ADR	295,820	8,445,661
ConocoPhillips(a)	140,958	14,425,642
EQT Corp.(a)	339,947	13,852,840

		36,724,143

Personal Products — 1.2%
Unilever PLC, ADR(a)	215,578	9,450,940

Pharmaceuticals(a) — 3.3%
Novo Nordisk A/S, ADR	97,113	9,675,368
Sanofi, ADR	407,302	15,485,622

		25,160,990

Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc.	450,410	5,580,580

Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A(a)(b)	139,814	9,438,843

Road & Rail — 1.7%
Norfolk Southern Corp.(a)	63,570	13,327,450

Semiconductors & Semiconductor Equipment(a) — 3.7%
Analog Devices, Inc.	94,330	13,143,942
Applied Materials, Inc.	116,800	9,569,424
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78,500	5,381,960

		28,095,326

Software — 6.4%
Microsoft Corp.(a)	208,581	48,578,515

Specialty Retail(a) — 2.9%
Bath & Body Works, Inc.	184,660	6,019,916
Ross Stores, Inc.	192,718	16,240,346

		22,260,262

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.(a)	255,158	$35,262,836

Total Long-Term Investments — 99.1% (Cost: $633,203,195)		757,388,303

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(c)(d)	10,839,238	10,839,238

Total Short-Term Securities — 1.4% (Cost: $10,839,238)		10,839,238

Total Investments Before Options Written — 100.5% (Cost: $644,042,433)		768,227,541

Options Written — (0.5)% (Premiums Received: $(11,902,313))		(3,622,883)

Total Investments, Net of Options Written — 100.0% (Cost: $632,140,120)		764,604,658

Other Assets Less Liabilities — 0.0%		26,615

Net Assets — 100.0%		$764,631,273

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Affiliate of the Trust.
(d)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,297,753	$541,485	(a)	$—	$—	$—	$10,839,238	10,839,238	$77,782	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alphabet, Inc., Class A	967	10/07/22	USD	115.00	USD	9,249	$(1,451)
Amazon.com, Inc.	234	10/07/22	USD	133.00	USD	2,644	(702)
Analog Devices, Inc.	100	10/07/22	USD	160.00	USD	1,393	(500)
Apple, Inc.	110	10/07/22	USD	173.35	USD	1,520	—
Apple, Inc.	109	10/07/22	USD	172.87	USD	1,506	—
Applied Materials, Inc.	180	10/07/22	USD	98.00	USD	1,475	(540)
Bath & Body Works, Inc.	191	10/07/22	USD	40.00	USD	623	(1,910)
Berkshire Hathaway, Inc., Class B	293	10/07/22	USD	285.00	USD	7,824	(5,128)
Capital One Financial Corp.	169	10/07/22	USD	111.00	USD	1,558	(2,535)
Caterpillar, Inc.	162	10/07/22	USD	190.00	USD	2,658	(1,053)
Comcast Corp., Class A	659	10/07/22	USD	38.00	USD	1,933	(659)
ConocoPhillips	364	10/07/22	USD	114.00	USD	3,766	(4,732)
Dollar Tree, Inc.	107	10/07/22	USD	155.00	USD	1,456	(1,712)
Dollar Tree, Inc.	105	10/07/22	USD	160.00	USD	1,429	(1,575)
Elevance Health, Inc.	25	10/07/22	USD	495.00	USD	1,136	(1,875)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
EQT Corp.	766	10/07/22	USD	50.00	USD	3,121	$(11,490)
General Motors Co.	322	10/07/22	USD	43.00	USD	1,033	(322)
JPMorgan Chase & Co.	121	10/07/22	USD	120.00	USD	1,264	(182)
Las Vegas Sands Corp.	406	10/07/22	USD	41.00	USD	1,523	(7,714)
Microsoft Corp.	182	10/07/22	USD	265.00	USD	4,239	(819)
Mondelez International, Inc., Class A	200	10/07/22	USD	64.00	USD	1,097	(4,000)
Monster Beverage Corp.	216	10/07/22	USD	93.00	USD	1,878	(2,700)
Morgan Stanley	139	10/07/22	USD	86.00	USD	1,098	(1,182)
Ross Stores, Inc.	187	10/07/22	USD	88.00	USD	1,576	(14,025)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10	10/07/22	USD	87.00	USD	69	(10)
UnitedHealth Group, Inc.	112	10/07/22	USD	540.00	USD	5,656	(4,200)
Visa, Inc., Class A	54	10/07/22	USD	215.00	USD	959	(540)
Amazon.com, Inc.	19	10/14/22	USD	135.00	USD	215	(171)
Apple, Inc.	396	10/14/22	USD	165.00	USD	5,473	(2,178)
Applied Materials, Inc.	388	10/14/22	USD	100.00	USD	3,179	(1,940)
BP PLC, ADR	820	10/14/22	USD	33.00	USD	2,341	(3,690)
Caterpillar, Inc.	162	10/14/22	USD	190.00	USD	2,658	(5,103)
Comcast Corp., Class A	625	10/14/22	USD	36.00	USD	1,833	(1,250)
ConocoPhillips	559	10/14/22	USD	107.00	USD	1,893	(113,197)
Dollar General Corp.	23	10/14/22	USD	255.00	USD	552	(2,070)
Elevance Health, Inc.	72	10/14/22	USD	490.00	USD	3,271	(25,920)
EQT Corp.	693	10/14/22	USD	48.00	USD	2,824	(19,057)
Fox Corp., Class A	642	10/14/22	USD	35.00	USD	1,970	(12,840)
General Motors Co.	294	10/14/22	USD	43.00	USD	943	(588)
JPMorgan Chase & Co.	353	10/14/22	USD	118.00	USD	3,689	(5,119)
Mondelez International, Inc., Class A	294	10/14/22	USD	62.00	USD	1,612	(22,050)
Norfolk Southern Corp.	153	10/14/22	USD	255.00	USD	3,208	(11,475)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	235	10/14/22	USD	84.00	USD	1,611	(1,175)
Visa, Inc., Class A	76	10/14/22	USD	213.00	USD	1,350	(96)
Analog Devices, Inc.	151	10/21/22	USD	160.00	USD	2,104	(3,398)
Apple, Inc.	103	10/21/22	USD	170.00	USD	1,423	(721)
Apple, Inc.	317	10/21/22	USD	165.00	USD	4,381	(3,804)
Apple, Inc.	109	10/21/22	USD	148.00	USD	1,506	(18,857)
Avantor, Inc.	1,101	10/21/22	USD	27.50	USD	2,158	(11,010)
Axalta Coating Systems Ltd.	608	10/21/22	USD	26.00	USD	1,280	(24,320)
Capital One Financial Corp.	169	10/21/22	USD	115.00	USD	1,558	(2,535)
CBRE Group, Inc., Class A	480	10/21/22	USD	80.00	USD	3,240	(36,000)
CH Robinson Worldwide, Inc.	206	10/21/22	USD	120.00	USD	1,984	(4,120)
Ciena Corp.	294	10/21/22	USD	55.00	USD	1,189	(1,470)
Comcast Corp., Class A	484	10/21/22	USD	37.50	USD	1,420	(1,694)
Corteva, Inc.	263	10/21/22	USD	65.00	USD	1,503	(4,603)
Delphi Automotive PLC	188	10/21/22	USD	105.00	USD	1,470	(4,700)
Dollar Tree, Inc.	113	10/21/22	USD	145.00	USD	1,538	(18,588)
Dun & Bradstreet Holdings, Inc.	440	10/21/22	USD	15.45	USD	545	(30)
Elevance Health, Inc.	25	10/21/22	USD	510.00	USD	1,136	(2,125)
EQT Corp.	805	10/21/22	USD	55.00	USD	3,280	(6,038)
EQT Corp.	148	10/21/22	USD	50.00	USD	603	(4,070)
Fidelity National Information Services, Inc.	423	10/21/22	USD	105.00	USD	3,197	(10,575)
First Citizens BancShares, Inc., Class A	37	10/21/22	USD	830.00	USD	2,950	(48,655)
First Citizens BancShares, Inc., Class A	28	10/21/22	USD	847.00	USD	2,233	(24,397)
FleetCor Technologies, Inc.	422	10/21/22	USD	240.00	USD	7,434	(202,560)
Fortive Corp.	676	10/21/22	USD	68.75	USD	3,941	(2,451)
Fox Corp., Class A	638	10/21/22	USD	37.00	USD	1,957	(3,190)
Fox Corp., Class A	146	10/21/22	USD	38.00	USD	448	(1,460)
General Motors Co.	348	10/21/22	USD	39.00	USD	1,117	(2,610)
Humana, Inc.	104	10/21/22	USD	510.00	USD	5,046	(58,240)
Intercontinental Exchange, Inc.	477	10/21/22	USD	112.62	USD	4,310	(42)
Meta Platforms, Inc., Class A	231	10/21/22	USD	180.00	USD	3,134	(2,657)
Monster Beverage Corp.	217	10/21/22	USD	91.00	USD	1,887	(24,955)
Novo Nordisk A/S, ADR	318	10/21/22	USD	107.88	USD	3,168	(18,994)
Otis Worldwide Corp.	164	10/21/22	USD	81.75	USD	1,046	(30)
Progressive Corp.	600	10/21/22	USD	130.00	USD	6,973	(16,500)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Reinsurance Group of America, Inc.	227	10/21/22	USD	135.00	USD	2,856	$(51,075)
Sanofi, ADR	752	10/21/22	USD	43.00	USD	2,859	(11,280)
Sanofi, ADR	890	10/21/22	USD	42.00	USD	3,384	(15,575)
Sealed Air Corp.	786	10/21/22	USD	60.00	USD	3,498	(31,440)
Unilever PLC, ADR	218	10/21/22	USD	49.35	USD	956	(801)
UnitedHealth Group, Inc.	165	10/21/22	USD	540.00	USD	8,333	(59,812)
Veeva Systems, Inc., Class A	62	10/21/22	USD	185.00	USD	1,022	(5,270)
Visa, Inc., Class A	44	10/21/22	USD	210.00	USD	782	(352)
World Wrestling Entertainment, Inc., Class A	243	10/21/22	USD	75.00	USD	1,705	(17,617)
Amazon.com, Inc.	420	10/28/22	USD	134.00	USD	4,746	(31,710)
Analog Devices, Inc.	99	10/28/22	USD	155.00	USD	1,379	(9,900)
Apple, Inc.	28	10/28/22	USD	160.00	USD	387	(1,834)
Apple, Inc.	377	10/28/22	USD	157.50	USD	5,210	(35,249)
Applied Materials, Inc.	191	10/28/22	USD	97.00	USD	1,565	(9,073)
Bath & Body Works, Inc.	208	10/28/22	USD	44.00	USD	678	(3,120)
Berkshire Hathaway, Inc., Class B	199	10/28/22	USD	285.00	USD	5,314	(62,088)
BP PLC, ADR	485	10/28/22	USD	33.00	USD	1,385	(7,033)
Comcast Corp., Class A	468	10/28/22	USD	35.00	USD	1,373	(5,616)
Dollar General Corp.	172	10/28/22	USD	250.00	USD	4,126	(64,500)
General Motors Co.	349	10/28/22	USD	40.00	USD	1,120	(4,363)
Humana, Inc.	107	10/28/22	USD	505.00	USD	5,192	(104,860)
JPMorgan Chase & Co.	166	10/28/22	USD	117.00	USD	1,735	(9,379)
Microsoft Corp.	440	10/28/22	USD	255.00	USD	10,248	(130,460)
Morgan Stanley	456	10/28/22	USD	90.00	USD	3,603	(18,696)
Ross Stores, Inc.	69	10/28/22	USD	88.00	USD	581	(16,042)
Visa, Inc., Class A	76	10/28/22	USD	205.00	USD	1,350	(3,268)
Alphabet, Inc., Class A	415	11/04/22	USD	104.00	USD	3,969	(82,585)
Analog Devices, Inc.	14	11/04/22	USD	150.00	USD	195	(3,612)
Apple, Inc.	109	11/04/22	USD	162.50	USD	1,506	(7,358)
BP PLC, ADR	139	11/04/22	USD	30.00	USD	397	(12,441)
Capital One Financial Corp.	246	11/04/22	USD	101.00	USD	2,267	(54,120)
Comcast Corp., Class A	417	11/04/22	USD	33.00	USD	1,223	(14,804)
Dollar General Corp.	57	11/04/22	USD	250.00	USD	1,367	(26,505)
Dollar Tree, Inc.	105	11/04/22	USD	150.00	USD	1,429	(17,272)
Elevance Health, Inc.	12	11/04/22	USD	490.00	USD	545	(7,380)
Fortive Corp.	1,004	11/04/22	USD	66.50	USD	5,853	(32,753)
JPMorgan Chase & Co.	82	11/04/22	USD	113.00	USD	857	(12,587)
Meta Platforms, Inc., Class A	231	11/04/22	USD	155.00	USD	3,134	(79,117)
Microsoft Corp.	367	11/04/22	USD	250.00	USD	8,547	(172,490)
Mondelez International, Inc., Class A	393	11/04/22	USD	58.00	USD	2,155	(30,654)
Monster Beverage Corp.	108	11/04/22	USD	92.00	USD	939	(16,740)
Morgan Stanley	213	11/04/22	USD	85.00	USD	1,683	(29,820)
Otis Worldwide Corp.	430	11/04/22	USD	67.75	USD	2,743	(49,306)
UnitedHealth Group, Inc.	31	11/04/22	USD	545.00	USD	1,566	(20,460)
Visa, Inc., Class A	149	11/04/22	USD	190.00	USD	2,647	(47,978)
Veeva Systems, Inc., Class A	122	11/10/22	USD	185.00	USD	2,012	(33,999)
Alphabet, Inc., Class A	415	11/11/22	USD	105.00	USD	3,969	(85,905)
General Motors Co.	191	11/11/22	USD	36.00	USD	613	(17,572)
Microsoft Corp.	367	11/11/22	USD	250.00	USD	8,547	(200,932)
World Wrestling Entertainment, Inc., Class A	182	11/11/22	USD	70.10	USD	1,277	(69,594)
Avantor, Inc.	643	11/18/22	USD	30.00	USD	1,260	(9,645)
Axalta Coating Systems Ltd.	143	11/18/22	USD	27.00	USD	301	(16,445)
BP PLC, ADR	478	11/18/22	USD	31.00	USD	1,365	(36,567)
CBRE Group, Inc., Class A	428	11/18/22	USD	85.00	USD	2,889	(6,420)
Ciena Corp.	450	11/18/22	USD	44.60	USD	1,819	(43,300)
Corteva, Inc.	1,401	11/18/22	USD	62.55	USD	8,007	(144,426)
Delphi Automotive PLC	188	11/18/22	USD	110.00	USD	1,470	(6,580)
Elevance Health, Inc.	25	11/18/22	USD	510.00	USD	1,136	(11,000)
Fidelity National Information Services, Inc.	411	11/18/22	USD	95.00	USD	3,106	(10,275)
Intercontinental Exchange, Inc.	363	11/18/22	USD	105.50	USD	3,280	(13,659)
Laboratory Corp. of America Holdings	251	11/18/22	USD	250.00	USD	5,141	(32,630)
Laboratory Corp. of America Holdings	171	11/18/22	USD	220.00	USD	3,502	(64,125)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Las Vegas Sands Corp.	397	11/18/22	USD	41.00	USD	1,490	$(74,040)
Meta Platforms, Inc., Class A	86	11/18/22	USD	165.00	USD	1,167	(22,274)
Norfolk Southern Corp.	150	11/18/22	USD	240.00	USD	3,145	(21,375)
Novo Nordisk A/S, ADR	313	11/18/22	USD	110.00	USD	3,118	(50,080)
Otis Worldwide Corp.	539	11/18/22	USD	72.50	USD	3,439	(28,297)
Progressive Corp.	208	11/18/22	USD	130.00	USD	2,417	(23,920)
Ross Stores, Inc.	129	11/18/22	USD	95.00	USD	1,087	(23,542)
Sealed Air Corp.	477	11/18/22	USD	54.50	USD	2,123	(12,455)
Unilever PLC, ADR	651	11/18/22	USD	49.00	USD	2,854	(14,648)
Visa, Inc., Class A	41	11/18/22	USD	205.00	USD	728	(4,756)
Voya Financial, Inc.	148	11/18/22	USD	65.00	USD	895	(20,350)
Voya Financial, Inc.	148	11/18/22	USD	62.50	USD	895	(34,040)
World Wrestling Entertainment, Inc., Class A	150	11/18/22	USD	75.00	USD	1,053	(34,875)
Laboratory Corp. of America Holdings	37	12/16/22	USD	220.00	USD	758	(23,680)

							$(3,484,675)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Axalta Coating Systems Ltd.	Goldman Sachs International	71,100	10/14/22	USD	27.16	USD	1,497	$(27)
Ciena Corp.	JPMorgan Chase Bank N.A.	53,000	11/08/22	USD	42.23	USD	2,143	(79,305)
Delphi Automotive PLC	Goldman Sachs International	29,800	11/09/22	USD	89.81	USD	2,331	(58,876)

								$(138,208)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$757,388,303	$—	$—	$757,388,303
Short-Term Securities
Money Market Funds	10,839,238	—	—	10,839,238

	$768,227,541	$—	$—	$768,227,541

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,038,342)	$(584,541)	$—	$(3,622,883)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	6